Share-Based Payment (Details 1) - Stock options [Member] - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Number of stock options
Outstanding at beginning	294,407
Granted	775,250	306,967
Exercised
Forfeited or expired	(80,725)	(12,560)
Outstanding at end	988,932	294,407
Outstanding and exercisable	86,337
Vested and expected to vest	766,407	276,447
Weighted Average Exercise Price
Outstanding at beginning	$ 5.25
Granted	2.68	5.25
Exercised
Forfeited or expired	3.46	5.25
Outstanding at end	3.38	5.25
Outstanding and exercisable	5.25
Vested and expected to vest	3.47	5.25
Weighted Average Grant-date Fair Value
Outstanding at beginning	3.01
Granted	1.02	3.00
Forfeited or expired	1.59	2.87
Outstanding at end	1.56	3.01
Outstanding and exercisable	3.04
Vested and expected to vest	$ 1.63	$ 3.02
Weighted Average Remaining Contractual Life
Outstanding at beginning	9 years 4 months 24 days
Vested and expected to vest	5 years 15 days	9 years 4 months 24 days
Outstanding at end	5 years 15 days	9 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding at beginning	$ 117,763
Granted
Exercised
Forfeited or expired
Outstanding at end		$ 117,763
Outstanding and exercisable
Vested and expected to vest		$ 110,579